Expense Example, No Redemption - Class C	Jun. 30, 2026 USD ($)
AAM/HIMCO Short Duration Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	1,911
AAM/Insight Select Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,900